Vessels, net and Advances for vessel acquisition	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net and Advances for vessel acquisition

5.           Vessels, net and Advances for vessel acquisition

The amounts in the interim condensed consolidated statement of financial position are analysed as follows:

	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2024	181,258	(86,232)	16,245	(10,714)	100,557
Additions	37,557	–	986	–	38,543
Reversal of Impairment	1,891	–	–	–	1,891
Depreciation & Amortization	–	(2,443)	–	(1,769)	(4,212)
Transfer to Assets Held for sale	(21,282)	10,694	(5,233)	4,453	(11,368)
Balance at June 30, 2024	199,424	(77,981)	11,998	(8,030)	125,411

 For the purpose of the unaudited condensed consolidated statement of comprehensive income, depreciation, as stated in the income statement component, comprises the following:

	For the Three months ended June 30, 2024	For the Three months ended June 30, 2023	For the Six months ended June 30, 2024	For the Six months ended June 30, 2023
Vessels` depreciation	1,248	1,128	2,443	2,315
Depreciation on office furniture and equipment	9	12	17	22
Depreciation of right of use asset	78	78	156	156
Total	1,335	1,218	2,616	2,493

On May 28, 2024, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2005-built Moon Globe for a gross price of $11.5 million (absolute amount), before commissions, to an unaffiliated third party.

Following the agreement to sell Moon Globe and given the significant increase in the vessel’s market value, the Company assessed that there were indications that impairment losses recognised in the previous periods with respect to this vessel have decreased. Therefore, the carrying amount of the vessel was increased to its recoverable amount, determined based on selling price less cost to sell, and the Company recorded reversal of impairment amounting $1,891, during the second quarter of 2024. On the date of agreement, the Company also assessed and concluded that the vessel Moon Globe met the criteria to be classified as held for sale and reclassified the amount of $11,368 in Assets held for sale. The vessel was delivered to its new owners on July 8, 2024. At December 31, 2023, there were no vessels held for sale.

As of June 30, 2024 the Company assessed that no indication for impairment or reversal existed for the remaining vessels in the fleet.

Reversal of impairment was recognized for the first half of 2023 amounting to $4,400 following the agreement to sell Sun Globe.